Assets Held for Sale (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of analysis of single amount of discontinued operations [abstract]
Major components of assets held for sale and liabilities directly associated with assets held for sale
Major components of assets held for sale and liabilities directly associated with assets held for sale as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Cash and cash equivalents	3,502	4,161
Trade and other receivables	2,686	12,349
Inventories	2,568	16,496
Other assets	315	8,204

Assets held for sale	9,071	41,210

	JPY (millions)
	2019	2020
Trade and other payables	3,637	11,786
Other liabilities	5,434	18,347

Liabilities directly associated with assets held for sale	9,071	30,133